Expense Example - PGIM Jennison Blend Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	1,608
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,882
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,809